Income Taxes - Schedule of Profit and Loss from Continuing Operations Before Income Taxes and Components of Current and Deferred Income Tax Expense (Benefit) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income before income taxes	$ 2,479	$ 3,971	$ 8,922	$ 3,747
Income tax benefit (expense)	$ 18		$ (1)	$ (2,942)
Effective tax rate	0.00%	0.00%	0.00%	79.00%